Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of trade and other receivables

	2022 £m	2021 £m
Trade receivables	2,609	2,998
Loans and other receivables	1,568	755
Prepayments and accrued income	431	408
	4,608	4,161
Current	4,367	3,951
Non-current	241	210
	4,608	4,161

Summary of trade and other receivables reported in balance sheet net of allowances
Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2022 £m	2021 £m
Trade receivables – gross	2,660	3,035
Trade receivables – allowance	(51)	(37)
Loans and other receivables – gross	1,568	755
Loans and other receivables – allowance	—	—
Prepayments and accrued income	431	408
Net trade and other receivables per balance sheet	4,608	4,161

Summary of movements in allowance account
The movements in the allowance account are as follows:

			2022			2021
	Trade receivables £m	Loans and other receivables £m	Total £m	Trade receivables £m	Loans and other receivables £m	Total £m
1 January	37	—	37	41	—	41
Differences on exchange	2	—	2	(2)	—	(2)
Provided in the year	28	—	28	7	—	7
Released	(16)	—	(16)	(9)	—	(9)
31 December	51	—	51	37	—	37